Income tax credit/(expense)	6 Months Ended
Dec. 31, 2021
Income tax credit/(expense)
Income tax credit/(expense)

11         Income tax credit/(expense)

	Three months ended		Six months ended
	31 December		31 December
	2021	2020	2021	2020
	£’000	£’000	£’000	£’000
Current tax
Current tax on loss/profit for the period	(60)	(5,485)	(117)	(8,021)
Foreign tax	(17)	335	(352)	(1,001)
Adjustment in respect of previous years	—	(562)	—	(562)
Total current tax expense	(77)	(5,712)	(469)	(9,584)
Deferred tax
Origination and reversal of temporary differences	742	9,262	5,415	13,249
Re-measurement of US deferred tax asset	—	(7,893)	—	(11,203)
Total deferred tax credit	742	1,369	5,415	2,046
Total income tax credit/(expense)	665	(4,343)	4,946	(7,538)

Tax is recognized based on management’s estimate of the weighted average annual tax rate expected for the full financial year. Based on current forecasts, the estimated weighted average annual tax rate used for the year to 30 June 2022 is 23.43% (30 June 2021: 6.58%).

11         Income tax credit/(expense) (continued)

The current year estimated weighted average annual tax rate of 23.43% is driven by UK deferred tax movements, recognized at the substantively enacted increase in UK Corporation tax rate of 25%, effective April 2023.

The prior year estimated weighted average annual tax rate of 6.58% is impacted by a one-off UK tax deduction related to foreign exchange losses. The total prior year income tax expense also includes one-off charges, largely in respect of foreign exchange gains, which are not reflected in the estimated weighted average annual tax rate.

In addition to the amounts recognized in the statement of profit or loss, the following amounts relating to tax have been recognized in other comprehensive income:

	Three months ended		Six months ended
	31 December		31 December
	2021	2020	2021	2020
	£’000	£’000	£’000	£’000
Current tax	—	35	—	(2,074)
Deferred tax (note 18)	(350)	(202)	(291)	1,864
Total income tax expense recognized in other comprehensive income	(350)	(167)	(291)	(210)